UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2026-INVR1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Patrick Murnen, 212-207-6489

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G and incorporated by reference to the Form ABS-15Gs filed by MFRA NQM Depositor, LLC (i) on June 30, 2022 (https://www.sec.gov/Archives/edgar/data/1803775/000138713122007383/0001387131-22-007383-index.html) with respect to the MFA 2022-INV2 Trust (the “MFRA 2022-INV2 Prior Filing”), (ii) on September 20, 2022 (https://www.sec.gov/Archives/edgar/data/1803775/000138713122009902/0001387131-22-009902-index.html) with respect to the MFA 2022-INV3 Trust (the “MFRA 2022-INV3 Prior Filing”) and (iii) on January 30, 2023 (https://www.sec.gov/Archives/edgar/data/1803775/000138713123001031/0001387131-23-001031-index.html) with respect to the MFA 2023-INV1 Trust (the “MFRA 2023-INV1 Prior Filing”; and collectively with the MFRA 2022-INV2 Prior Filing and the MFRA 2022-INV3 Prior Filing, the “Prior Filings”; and each, individually, a “Prior Filing”).  The MFRA 2022-INV2 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the MFRA 2022-INV2 securitization transaction (the “MFRA 2022-INV2 Prior Transaction”). The MFRA 2022-INV3 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the MFRA 2022-INV3 securitization transaction (the “MFRA 2022-INV3 Prior Transaction” ). The MFRA 2023-INV1 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the MFRA 2023-INV1 securitization transaction (the “MFRA 2023-INV1 Prior Transaction”; collectively with the MFRA 2022-INV2 Prior Transaction and the MFRA 2022-INV3 Prior Transaction, the “Prior Transactions” and each individually, a “Prior Transaction”).  Each Prior Filing for each Prior Transaction is incorporated by reference solely to the extent it relates to those mortgage loans that were included in the related Prior Transaction and will be included in the MFA 2026-INVR1 transaction (which mortgage loans will be separately identified to investors in the related offering document for the securities to be issued by MFA 2026-INVR1 Trust).

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) in relation to the Prior Transactions are attached as Exhibits to the Prior Filings. Please see the Exhibit Index in the Prior Filings for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, llc

Date: April 24, 2026

/s/ Patrick Murnen

Name: Patrick Murnen

Title: Vice President

EXHIBIT INDEX

99.01        Consolidated Analytics, Inc. (“CA”) Narrative

1.	CA Findings Report
2.	CA Property Extract Report
3.	CA Loan Summary Report
4.	CA Data Compare Report
5.	CA Data Summary Report